Supplemental information with respect to cash flows	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Supplemental information with respect to cash flows

13.	Supplemental information with respect to cash flows

Year Ended December 31,	2024	2023	2022
Reclassification of additional paid-in capital on exercise of stock options and warrants	$366,868	$1,653,289	$—
Ordinary shares issued to retire accounts payable (notes 6(b)(iii), 6(b)(iv) and 6(b)(ix))	$—	$294,000	$125,000
Options exercised for settlement of debt (note 6(b)(v))	$—	$75,000	$—
Ordinary shares issued to retire interest payable and promissory notes payable	$—	$24,000	$—
Additional paid-in capital on KWC loan payable (note 4(d))	$—	$—	$113,912